RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Mar. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 8 – RELATED PARTY TRANSACTIONS AND BALANCES

a.	Nature of relationships with related parties

Name of related parties	Relationship with the Company
Minzhu Xu	Chairperson of the Board
Shunqi Du	Legal representative of Paranovus Hainan
Shuang Wu	Former CEO of Bomie Wookoo Inc.

b.	Dues to the related parties

	As of March 31,	As of March 31,
Due to the related parties	2025	2024
Minzhu Xu	1,777,512	-
Shunqi Du	70,646	-
Shuang Wu	98,469	-
Total	$1,946,627	$-

Balances due to Minzhu Xu, Shunqi Du and Shuang Wu are the result of the normal business transactions stated above. The balances were all unsecured, non-interest bearing and payable on demand.